Exhibit 99.2

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ended: September 30, 2011

Investment Cost Recovery Group	IRC’s Collected and Remitted
Total	Collected: $37.44 Remitted: $27.26

Difference between total collected and total remitted amount reflects $10.18 collected in September and remitted in October.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of October, 2011.

ENTERGY LOUISIANA, LLC, as Servicer

By:  /s/ Frank Williford
Name:   Frank Williford
Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ended: October 31, 2011

Investment Cost Recovery Group	IRC’s Collected and Remitted
Total	Collected: $1,068,834.51 Remitted: $ 893,113.13

*Includes $10.18 collected in September and remitted in October.  Difference between total collected and total remitted amount reflects $175,731.56 collected in October and remitted in November.

  Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

  In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of November, 2011.

  ENTERGY LOUISIANA, LLC, as Servicer

  By:  /s/ Frank Williford
  Name:   Frank Williford
  Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending November 30, 2011

Investment Cost Recovery Group	IRC’s Collected and Remitted
Total	Collected: $2,138,599.55 Remitted: $2,116,238.92

*lncludes $175,731.56 collected in October and remitted in November. Difference between total collected and total remitted amount reflects $198,092.19 collected in November and remitted in December.

  Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

  In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of    December, 2011.

  ENTERGY LOUISIANA, LLC, as Servicer

  By:  /s/ Frank Williford
  Name:   Frank Williford
  Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ended: December 31, 2011

Investment Cost Recovery Group	IRC’s Collected and Remitted
Total	Collected: $2,087,189.97 Remitted: $2,189,950.44

*Includes $198,092.19 collected in November and remitted in December. Difference between total collected and total remitted amount reflects $95,331.72 collected in December and remitted in January.

  Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

  In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of January 2012.

  ENTERGY LOUISIANA, LLC, as Servicer

  By:  /s/ Frank Williford
  Name:   Frank Williford
  Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending January 31, 2012

Investment Cost Recovery Group	IRC’s Collected and Remitted
Total	Collected: $2,102,204.06 Remitted: $1,869,600.03

*Includes $95,331.72 collected in December and remitted in January.  Difference between total collected and total remitted amount reflects $327,935.75 collected in January and remitted in February.

  Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

 In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of   February 2012.

  ENTERGY LOUISIANA, LLC, as Servicer

  By:  /s/ Frank Williford
  Name:   Frank Williford
  Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ended: February 29, 2012

Investment Cost Recovery Group	IRC’s Collected and Remitted
Total	Collected: $2,121,983.37 Remitted: $2,185,758.94

*Includes $327,935.75 collected in January and remitted in February.  Difference between total collected and total remitted amount reflects $264,160.18 collected in February and remitted in March.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of  March 2012.

  ENTERGY LOUISIANA, LLC, as Servicer

  By:  /s/ Frank Williford
  Name:   Frank Williford
  Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending March 31, 2012

Investment Cost Recovery Group	IRC’s Collected and Remitted
Total	Collected: $2,300,095.75 Remitted: $2,466,807.46*

*Includes $264,160.18 collected in February and remitted in March.  Difference between total collected and total remitted amount reflects $97,448.47 collected in March and remitted in April.

  Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of  April 2012.

  ENTERGY LOUISIANA, LLC, as Servicer

  By:  /s/ Frank Williford
  Name:   Frank Williford
  Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending April 30, 2012

Investment Cost Recovery Group	IRC’s Collected and Remitted
Total	Collected: $2,189,967.77 Remitted: $2,106,275.81*

*Includes $ 97,448.47 collected in March and remitted in April.  Difference between total collected and total remitted amount reflects $181,140.43 collected in April and remitted in May.

  Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of May 2012.

  ENTERGY LOUISIANA, LLC, as Servicer

  By:  /s/ Frank Williford
  Name:   Frank Williford
  Title:     Director, Financings and Asst. Treasurer